Offerings - Offering: 1	Jan. 27, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 278,174,676.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 38,415.92
Offering Note	(a) Calculated as the aggregate maximum purchase price for units of limited liability company interest. (b) Calculated at 0.01381% of the Transaction Valuation.